Regulatory Matters - Schedule of Additional Significant Riders Associated with Virginia Power Projects (Detail) - Virginia Electric and Power Company $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Rider B
Public Utilities General Disclosures [Line Items]
Application Date	2022-06
Approval Date	January 2023
Rate Year Beginning	2023-04
Total Revenue Requirement (millions)	$ 34
Increase (decrease) in revenue requirement	$ 18
Rider B
Public Utilities General Disclosures [Line Items]
Application Date	2022-06
Approval Date	January 2023
Rate Year Beginning	2024-04
Total Revenue Requirement (millions)	$ 34
Rider BW
Public Utilities General Disclosures [Line Items]
Application Date	2021-10
Approval Date	May 2022
Rate Year Beginning	2022-09
Total Revenue Requirement (millions)	$ 145
Increase (decrease) in revenue requirement	$ 32
Rider BW
Public Utilities General Disclosures [Line Items]
Application Date	2021-10
Approval Date	May 2022
Rate Year Beginning	2023-09
Total Revenue Requirement (millions)	$ 120
Increase (decrease) in revenue requirement	$ (25)
Rider CCR
Public Utilities General Disclosures [Line Items]
Application Date	2022-02
Approval Date	October 2022
Rate Year Beginning	2022-12
Total Revenue Requirement (millions)	$ 231
Increase (decrease) in revenue requirement	$ 15
Rider CE
Public Utilities General Disclosures [Line Items]
Application Date	2021-09
Approval Date	March 2022
Rate Year Beginning	2022-05
Total Revenue Requirement (millions)	$ 71
Increase (decrease) in revenue requirement	$ 61
Rider CE
Public Utilities General Disclosures [Line Items]
Application Date	2022-10
Approval Date	Pending
Rate Year Beginning	2023-05
Total Revenue Requirement (millions)	$ 89
Increase (decrease) in revenue requirement	$ 18
Rider E
Public Utilities General Disclosures [Line Items]
Application Date	2022-01
Approval Date	September 2022
Rate Year Beginning	2022-11
Total Revenue Requirement (millions)	$ 101
Increase (decrease) in revenue requirement	$ 34
Rider E
Public Utilities General Disclosures [Line Items]
Application Date	2023-01
Approval Date	Pending
Rate Year Beginning	2023-11
Total Revenue Requirement (millions)	$ 109
Increase (decrease) in revenue requirement	$ 8
Rider GT
Public Utilities General Disclosures [Line Items]
Application Date	2021-08
Approval Date	May 2022
Rate Year Beginning	2022-06
Total Revenue Requirement (millions)	$ 56
Rider GT
Public Utilities General Disclosures [Line Items]
Application Date	2022-08
Approval Date	Pending
Rate Year Beginning	2023-06
Total Revenue Requirement (millions)	$ 16
Increase (decrease) in revenue requirement	$ (40)
Rider GV
Public Utilities General Disclosures [Line Items]
Application Date	2021-06
Approval Date	December 2021
Rate Year Beginning	2023-04
Total Revenue Requirement (millions)	$ 127
Increase (decrease) in revenue requirement	$ (15)
Rider OSW
Public Utilities General Disclosures [Line Items]
Application Date	2021-11
Approval Date	August 2022
Rate Year Beginning	2022-09
Total Revenue Requirement (millions)	$ 79
Rider OSW
Public Utilities General Disclosures [Line Items]
Application Date	2022-11
Approval Date	Pending
Rate Year Beginning	2023-09
Total Revenue Requirement (millions)	$ 271
Increase (decrease) in revenue requirement	$ 192
Rider PPA
Public Utilities General Disclosures [Line Items]
Application Date	2022-12
Approval Date	Pending
Rate Year Beginning	2023-09
Total Revenue Requirement (millions)	$ (22)
Increase (decrease) in revenue requirement	$ (17)
Rider R
Public Utilities General Disclosures [Line Items]
Application Date	2021-06
Approval Date	March 2022
Rate Year Beginning	2022-04
Total Revenue Requirement (millions)	$ 59
Increase (decrease) in revenue requirement	$ 1
Rider R
Public Utilities General Disclosures [Line Items]
Application Date	2021-06
Approval Date	March 2022
Rate Year Beginning	2023-04
Total Revenue Requirement (millions)	$ 55
Increase (decrease) in revenue requirement	$ (4)
Rider RGGI
Public Utilities General Disclosures [Line Items]
Application Date	2021-12
Approval Date	Withdrawn
Rider RGGI
Public Utilities General Disclosures [Line Items]
Application Date	2022-12
Approval Date	Pending
Rate Year Beginning	2023-09
Total Revenue Requirement (millions)	$ 373
Rider RPS
Public Utilities General Disclosures [Line Items]
Application Date	2021-12
Approval Date	June 2022
Rate Year Beginning	2022-09
Total Revenue Requirement (millions)	$ 140
Increase (decrease) in revenue requirement	$ 127
Rider RPS
Public Utilities General Disclosures [Line Items]
Application Date	2022-12
Approval Date	Pending
Rate Year Beginning	2023-09
Total Revenue Requirement (millions)	$ 111
Increase (decrease) in revenue requirement	$ (29)
Rider S
Public Utilities General Disclosures [Line Items]
Application Date	2021-06
Approval Date	February 2022
Rate Year Beginning	2023-04
Total Revenue Requirement (millions)	$ 191
Increase (decrease) in revenue requirement	$ (1)
Rider SNA
Public Utilities General Disclosures [Line Items]
Application Date	2021-10
Approval Date	July 2022
Rate Year Beginning	2022-09
Total Revenue Requirement (millions)	$ 107
Rider SNA
Public Utilities General Disclosures [Line Items]
Application Date	2022-10
Approval Date	Pending
Rate Year Beginning	2023-09
Total Revenue Requirement (millions)	$ 50
Increase (decrease) in revenue requirement	$ (57)
Rider T1
Public Utilities General Disclosures [Line Items]
Application Date	2022-05
Approval Date	July 2022
Rate Year Beginning	2022-09
Total Revenue Requirement (millions)	$ 706
Increase (decrease) in revenue requirement	$ (168)
Rider U
Public Utilities General Disclosures [Line Items]
Application Date	2021-06
Approval Date	March 2022
Rate Year Beginning	2022-04
Total Revenue Requirement (millions)	$ 95
Increase (decrease) in revenue requirement	$ 15
Rider U
Public Utilities General Disclosures [Line Items]
Application Date	2022-06
Approval Date	Pending
Rate Year Beginning	2023-04
Total Revenue Requirement (millions)	$ 74
Increase (decrease) in revenue requirement	$ (21)
Rider US-2
Public Utilities General Disclosures [Line Items]
Application Date	2021-10
Approval Date	June 2022
Rate Year Beginning	2022-09
Total Revenue Requirement (millions)	$ 11
Increase (decrease) in revenue requirement	$ 2
Rider US-3
Public Utilities General Disclosures [Line Items]
Application Date	2021-08
Approval Date	March 2022
Rate Year Beginning	2022-06
Total Revenue Requirement (millions)	$ 50
Increase (decrease) in revenue requirement	$ 12
Rider US-3
Public Utilities General Disclosures [Line Items]
Application Date	2022-08
Approval Date	Pending
Rate Year Beginning	2023-06
Total Revenue Requirement (millions)	$ 40
Increase (decrease) in revenue requirement	$ (10)
Rider US-4
Public Utilities General Disclosures [Line Items]
Application Date	2021-08
Approval Date	March 2022
Rate Year Beginning	2022-06
Total Revenue Requirement (millions)	$ 15
Increase (decrease) in revenue requirement	$ 5
Rider US-4
Public Utilities General Disclosures [Line Items]
Application Date	2022-08
Approval Date	Pending
Rate Year Beginning	2023-06
Total Revenue Requirement (millions)	$ 17
Increase (decrease) in revenue requirement	$ 2
Rider W
Public Utilities General Disclosures [Line Items]
Application Date	2022-06
Approval Date	Pending
Rate Year Beginning	2023-04
Total Revenue Requirement (millions)	$ 106
Increase (decrease) in revenue requirement	$ (15)
Rider W
Public Utilities General Disclosures [Line Items]
Application Date	2022-06
Approval Date	Pending
Rate Year Beginning	2024-04
Total Revenue Requirement (millions)	$ 109
Increase (decrease) in revenue requirement	$ 3
DSM Riders
Public Utilities General Disclosures [Line Items]
Application Date	2021-12
Approval Date	August 2022
Rate Year Beginning	2022-09
Total Revenue Requirement (millions)	$ 91
Increase (decrease) in revenue requirement	$ 17
DSM Riders
Public Utilities General Disclosures [Line Items]
Application Date	2022-12
Approval Date	Pending
Rate Year Beginning	2023-09
Total Revenue Requirement (millions)	$ 107
Increase (decrease) in revenue requirement	$ 16